Schedule of Notes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Loss on debt issuance	$ 49,000	$ 274,000	$ 444,000	$ 653,208
Gain (loss) on extinguishment of liability		4,343,000	4,488,627	680,762
Agile Term Notes [Member]
Debt Instrument [Line Items]
Balance at December 31, 2025	1,728,487	3,143,000	3,143,000
Issuance of convertible notes	90,000		4,262,500
Loss on debt issuance	30,000		110,500
Gain (loss) on extinguishment of liability			2,402,732
Repayments in cash			(8,079,300)
Conversions	660,000		(284,000)
Change in fair value	111,000		173,055
Balance at March 31, 2026	1,299,000		1,728,487	3,143,000
Outstanding principal balance	1,269,000		1,839,433
Accrued interest
Thousand Eight Hundred Diagonal Note [Member]
Debt Instrument [Line Items]
Balance at December 31, 2025	746,987	432,000	432,000
Issuance of convertible notes			1,297,200
Loss on debt issuance			140,215
Repayments in cash			(615,457)
Conversions			(457,493)
Change in fair value			(49,478)
Balance at March 31, 2026			746,987	432,000
Outstanding principal balance			721,938
Accrued interest			71,015
3iLP Notes [Member]
Debt Instrument [Line Items]
Balance at December 31, 2025	1,856,000
Issuance of convertible notes			6,450,000
Loss on debt issuance			3,349,000
Repayments in cash			(1,291,516)
Conversions			(4,343,116)
Change in fair value			(2,308,368)
Balance at March 31, 2026			1,856,000
Outstanding principal balance			1,709,091
Accrued interest			170,909
Boot Capital Notes [Member]
Debt Instrument [Line Items]
Balance at December 31, 2025	$ 115,836
Issuance of convertible notes			100,000
Loss on debt issuance			12,611
Repayments in cash
Conversions
Change in fair value			3,225
Balance at March 31, 2026			115,836
Outstanding principal balance			115,000
Accrued interest			$ 1,670